SUBSEQUENT EVENTS (Narrative) (Details) - USD ($)		1 Months Ended
	Mar. 09, 2023	Feb. 13, 2023	Jun. 01, 2023	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Subsequent Event [Line Items]
Promissory note payable				$ 2,026,667	$ 6,080,000	$ 6,080,000
Subsequent Events [Member]
Subsequent Event [Line Items]
Termination settlement consideration	$ 500,000
Subsequent Events [Member] | Swell Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of common shares issued in exchange for one-time payment		4,792,800
Settlement of Earn-Out Obligation		$ 575,136
President and Chief Executive Officer [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Promissory note payable			$ 2,026,667